Consolidated Statements of Changes in Equity	CNY (¥) shares	USD ($) shares	Private Placement CNY (¥)	Total shareholders' equity attributable to ATA Creativity Global CNY (¥)	Total shareholders' equity attributable to ATA Creativity Global USD ($)	Total shareholders' equity attributable to ATA Creativity Global Private Placement CNY (¥)	Common shares CNY (¥) shares	Common shares USD ($) shares	Common shares Private Placement CNY (¥) shares	Treasury Shares CNY (¥)	Treasury Shares USD ($)	Additional paid-in capital CNY (¥)	Additional paid-in capital USD ($)	Additional paid-in capital Private Placement CNY (¥)	Accumulated other comprehensive income (loss) CNY (¥)	Accumulated other comprehensive income (loss) USD ($)	Retained earnings (accumulated deficit) CNY (¥)	Retained earnings (accumulated deficit) USD ($)	Non-redeemable non-controlling interests CNY (¥)	Non-redeemable non-controlling interests USD ($)
Balance at Dec. 31, 2017	¥ 365,072,734			¥ 364,729,438			¥ 3,534,871			¥ (27,737,073)		¥ 389,897,690			¥ (26,850,955)		¥ 25,884,905		¥ 343,296
Balance (in shares) at Dec. 31, 2017 | shares							45,796,886	45,796,886
Increase (Decrease) in Stockholders' Equity
Net income (loss)	853,782,704			854,925,914													854,925,914		(1,143,210)
Foreign currency translation adjustment, net of nil income tax	(11,437,409)			(11,437,409)											(11,437,409)
Share-based compensation	20,591,899			20,591,899								20,591,899
Issuance of common shares with net-settlement of employee individual income tax	(1,727,040)			(1,727,040)								(1,727,040)
Exercise of share options	1,433,441			1,433,441								1,433,441
Special cash dividend (Note 19)	(946,613,862)			(946,613,862)													(946,613,862)
Disposal of discontinued operations	(332,688)																		(332,688)
Redeemable non-controlling interests redemption value accretion (Note 15)	(6,085,542)			(6,085,542)													(6,085,542)
Sale of non-controlling interests (Note 16)	1,500,000																		1,500,000
Balance at Dec. 31, 2018	276,184,237			275,816,839			¥ 3,534,871			(27,737,073)		410,195,990			(38,288,364)		(71,888,585)		367,398
Balance (in shares) at Dec. 31, 2018 | shares							45,796,886	45,796,886
Increase (Decrease) in Stockholders' Equity
Net income (loss)	(126,397,617)			(122,253,989)													(122,253,989)		(4,143,628)
Foreign currency translation adjustment, net of nil income tax	810,197			810,197											810,197
Share-based compensation	4,809,454			4,809,454								4,809,454
Issuance of common shares with net-settlement of employee individual income tax	(126,723)			(126,723)			¥ 103,697					(230,420)
Issuance of common shares with net-settlement of employee individual income tax (in shares) | shares							1,537,558	1,537,558
Issuance of common shares for acquisition of Huanqiuyimeng (Note 3)	76,868,663			76,868,663			¥ 656,997					76,211,666
Issuance of common shares for acquisition of Huanqiuyimeng (Note 3) (in shares) | shares							9,360,000	9,360,000
Redeemable non-controlling interests redemption value accretion (Note 15)	(6,008,491)			(6,008,491)													(6,008,491)
Issuance of common shares upon private placement			¥ 70,224,123			¥ 70,224,123			¥ 396,747					¥ 69,827,376
Issuance of common shares upon private placement (in shares) | shares									5,662,634
Non-redeemable non-controlling interests resulting from acquisition of Huanqiuyimeng (Note 3)	6,771,349																		6,771,349
Capital contributed by non-redeemable non-controlling interests (Note 16)	2,500,000																		2,500,000
Balance at Dec. 31, 2019	¥ 305,635,192			300,140,073			¥ 4,692,312			(27,737,073)		560,814,066			(37,478,167)		(200,151,065)		5,495,119
Balance (in shares) at Dec. 31, 2019 | shares	62,357,078	62,357,078					62,357,078	62,357,078
Increase (Decrease) in Stockholders' Equity
Net income (loss)	¥ (98,002,116)			(92,198,032)													(92,198,032)		(5,804,084)
Foreign currency translation adjustment, net of nil income tax	53,445	$ 8,191		53,445											53,445
Share-based compensation	1,776,783			1,776,783								1,776,783
Issuance of common shares with net-settlement of employee individual income tax	(33,807)			(33,807)			¥ 24,363					(58,170)
Issuance of common shares with net-settlement of employee individual income tax (in shares) | shares							343,924	343,924
Repurchase of common shares	(4,003,530)			(4,003,530)						(4,003,530)
Redeemable non-controlling interests redemption value accretion (Note 15)	(6,184,572)			(6,184,572)													(6,184,572)
Acquisition of non-redeemable non-controlling interests				(1,145,497)								(1,145,497)							1,145,497
Disposal of a subsidiary	6,469																		6,469
Settlement of vested share options and vested shares using treasury shares										20,114,679		(20,114,679)
Balance at Dec. 31, 2020	¥ 199,247,864	$ 30,536,071		¥ 198,404,863	$ 30,406,875		¥ 4,716,675	$ 722,862		¥ (11,625,924)	$ (1,781,751)	¥ 541,272,503	$ 82,953,640		¥ (37,424,722)	$ (5,735,590)	¥ (298,533,669)	$ (45,752,286)	¥ 843,001	$ 129,196
Balance (in shares) at Dec. 31, 2020 | shares	62,701,002	62,701,002					62,701,002	62,701,002